UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5011

Name of Fund: CMA Michigan Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Michigan
      Municipal Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Annual Report
March 31, 2003

CMA Michigan
Municipal Money Fund

www.mlim.ml.com

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

For the year ended March 31, 2003, CMA Michigan Municipal Money Fund paid shareholders a net annualized yield of .85%.* As of March 31, 2003, the Fund's 7-day yield was .60%.

Economic Environment

During the year ended March 31, 2003, Michigan's economy continued to perform poorly. Consequently, the sluggish economy took its toll on population growth, which has decelerated steadily over the past four years. In 2002, the .4% increase in population was below the regional average and less than half of the U.S. average. If this trend continues, it may put the state at risk of a labor shortage once the economy heats up again as was the case in the mid 1990s. After stabilizing early in the year, the state's employment base contracted into year end. Job losses also accelerated as expansion in the service industry was not enough to offset losses in other sectors. Despite the weak labor market, the housing market remained solid with home construction rebounding and sales surging by a 22% annualized rate in the fourth quarter of 2002. During the past year, Michigan auto manufacturers have continued to deal with lower demand by ratcheting up sales incentives. Moreover, in January 2003 an increase in inventory caused manufacturers to slow assembly lines and lay off workers. However, for the long term, Michigan's economy should continue to benefit from large capital investments expected by auto manufacturers. For example, DaimlerChrysler created a joint venture with Mitsubishi Motors and Hyundai Motor Company to build an engine plant in the state. General Motors Corporation and Ford Motor Company also have plans to invest heavily in Michigan facilities going forward. Although the state has endured a rough year, consumer conditions have deteriorated less than the national average. As a result, the share of households filing bankruptcy remains below the national average and delinquency rates on most types of loans are falling.

The state's finances continued to deteriorate during the past year as sluggish economic activity resulted in lagging tax revenues. According to the latest revenue forecast, Michigan is currently facing an expected $410 million shortfall in its fiscal 2003 budget. Strategies under consideration to fill this budget gap include layoffs, reduction in local funding, restructuring of debt and use of the state's rainy day fund. At more than $1 billion just over two years ago, the rainy day fund is expected to end fiscal 2003 at $31 million. In March 2003, Governor Granholm rolled out a $38.6 billion budget proposal for 2004 that uses bond refinancing and a host of spending cuts to offset an anticipated $1.7 billion shortfall. Additionally, for the first time in several years, the state is expecting to issue up to $1 billion in short-term cash-flow notes this spring. The short-term debt, which would be repaid by September 30, 2003, will be used to bridge the cash shortfall and lack of reserves expected during this period. Lastly, although the time frame has not been identified, the state is contemplating the securitization of tobacco settlement revenues to help reduce their expected budget deficit.

Investment Strategy

At the beginning of the 12-month period ended March 31, 2003, we sought to maintain the Fund's relatively bearish stance. This was because of our expectation of a rise in interest rates as reflected by the Federal Reserve Board's change in bias from that of weakness to neutral at the March 19, 2002 Federal Open Market Committee meeting. In addition, this position allowed the Fund to take advantage of the anticipated rise in yields on variable rate product caused by outflows during tax time. As tax season began, a smaller amount of income tax related redemptions caused variable rate product to underperform compared to previously purchased fixed rate securities. Consequently, although we allowed the Fund to trend to a more bearish position, we continued to benefit from the more aggressive stance attained early in the first quarter of 2002.

As the period progressed, economic data began to reveal that growth for the second quarter of 2002 was slowing from that of the first quarter.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

Furthermore, U.S. equity markets were suffering from a confidence crisis caused by accounting scandals and corporate malfeasance. For example, the Dow Jones Industrial Average, which began the period at 10,362, declined to 7,992 by the end of March 2003. As a result of these factors, we looked to move to a more neutral position given our opinion that the Federal Reserve Board would not tighten monetary policy in the coming months. A majority of our extension took place in April and May 2002 as we tried to lock in higher yields than were expected going forward. This strategy benefited the Fund as yields on tax-exempt securities maturing in one year declined almost 70 basis points (.70%) by the end of June 2002. As summer ended, continued weakness in capital expenditures and another possible military confrontation with Iraq caused the U.S. economy to weaken. In fact, at its August 13, 2002 Federal Open Market Committee meeting, the Federal Reserve Board changed its outlook from neutral back to that of weakness.

As the second half of the period began, we looked to maintain the Fund's current stance because it was our opinion that the significant short-term issuance from the State of California would cause general market variable rate product to outperform fixed rate securities through year end. Our strategy benefited the Fund as yields on variable rate product averaged 1.65%, while yields on fixed rate product averaged 1.45% through mid-November. Nevertheless, from mid-November 2002 to early March 2003, yields on variable rate securities declined significantly because of the tremendous demand for short-term tax-exempt instruments. This was caused by both the Federal Reserve Board lowering the Federal Funds rate by 50 basis points at the November 6, 2002 Federal Open Market Committee meeting and continued cash inflows through February 2003. Since we anticipated that the Federal Reserve Board would keep monetary policy on hold for the near term, we continued to look for attractive opportunities to moderately extend our average portfolio maturity during this time. However, this proved to be difficult given a flat short-term tax-exempt yield curve and lack of state-specific fixed rate issuance. Our strategy allowed the Fund to provide a total return that was above average relative to its peer group for the one-year period ended March 31, 2003 according to iMoneyNet, Inc. As the period ended, we planned to maintain our current position, given the significant rally in the note market and the expected spike in yields on variable rate product as tax time approaches.

In Conclusion

We thank you for your support of CMA Michigan Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Darrin J. SanFillippo

Darrin J. SanFillippo
Portfolio Manager

April 14, 2003

CMA MICHIGAN MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                      (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Michigan--             $ 1,045    Battle Creek, Michigan, Housing Corporation, Housing Revenue Bonds,
94.2%                             VRDN, Series 1997-A, 1.20% due 2/01/2027 (c) ...........................................   $ 1,045
                         3,125    Berrien County, Michigan, Economic Development Corporation Revenue Bonds
                                  (Arlington Corp. Project), VRDN, AMT, 1.40% due 9/01/2016 (c) ..........................     3,125
                         6,310    Detroit, Michigan, City School District, MERLOTS, VRDN, Series A-113,
                                  1.26% due 5/01/2029 (c) ................................................................     6,310
                         9,740    Detroit, Michigan, Convention Facility Revenue Refunding Bonds (Cobo Hall
                                  Expansion Project), 5.75% due 9/30/2003 ................................................     9,942
                        12,060    Detroit, Michigan, MERLOTS, VRDN, Series A-115, 1.26% due 4/01/2019 (c) ................    12,060
                                  Detroit, Michigan, Water Supply System Revenue Bonds, VRDN (c):
                         8,545        FLOATS, Series 782, 1.21% due 7/01/2032 (b) ........................................     8,545
                         2,500        MERLOTS, Series B24, 1.26% due 7/01/2026 (b) .......................................     2,500
                         2,000        MSTR, Series SG-64, 1.21% due 7/01/2025 ............................................     2,000
                         2,000        MSTR, Series SGB-6, 1.23% due 7/01/2025 (b) ........................................     2,000
                        15,840    Eagle Tax-Exempt Trust, Grand Rapids Michigan, Sanitation Sewer System,
                                  VRDN, Series A, 1.23% due 1/01/2022 (c) ................................................    15,840
                           880    Farmington Hills, Michigan, Economic Development Corporation, Limited
                                  Obligation Revenue Refunding Bonds (Brookfield Building Association), VRDN,
                                  1.15% due 11/01/2010 (c) ...............................................................       880
                         1,500    Ferndale, Michigan, School District, GO, SAN, 2.25% due 8/21/2003 ......................     1,505
                           700    Flint, Michigan, Economic Development Corporation, EDR (Plastics Research),
                                  VRDN, AMT, 1.40% due 9/01/2004 (c) .....................................................       700
                         2,300    Georgetown Charter Township, Michigan, IDR, Limited Obligation (J&F Steel
                                  Corp.), VRDN, AMT, 1.25% due 2/01/2009 (c) .............................................     2,300
                           415    Grand Rapids, Michigan, EDR, Limited Obligation Refunding Bonds (Calder),
                                  VRDN, Series A, 1.14% due 10/01/2011 (c) ...............................................       415
                         3,325    Grand Rapids, Michigan, Economic Development Corporation, EDR, Refunding
                                  (Amway Hotel Corp. Project), VRDN, Series B, 1.20% due 8/01/2017 (c) ...................     3,325
                           900    Grand Rapids, Michigan, IDR (Custom Printers), VRDN, AMT,
                                  1.30% due 7/01/2015 (c) ................................................................       900
                         1,760    Grand Rapids, Michigan, IDR, Refunding (Etheridge Company Project), VRDN,
                                  AMT, 1.30% due 7/01/2009 (c) ...........................................................     1,760
                         3,500    Jackson County, Michigan, Economic Development Corporation, Limited
                                  Obligation Revenue Bonds (American Tooling Center Project), VRDN, AMT,
                                  1.40% due 6/01/2011 (c) ................................................................     3,500
                           750    Marquette County, Michigan, Economic Development Corporation, Limited
                                  Obligation Revenue Bonds (Pioneer Labs Inc. Project), VRDN, AMT, Series A,
                                  1.39% due 6/01/2012 (c) ................................................................       750

Portfolio Abbreviations for CMA Michigan Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
CP       Commercial Paper
EDR      Economic Development Revenue Bonds
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
HDA      Housing Development Authority
IDR      Industrial Development Revenue Bonds
MERLOTS  Municipal Extendible Receipt Liquidity Option Tender Securities
MSTR     Municipal Securities Trust Receipts
SAN      State Aid Notes
TEAMS    Tax-Exempt Adjustable Municipal Securities
TRAN     Tax Revenue Anticipation Notes
VRDN     Variable Rate Demand Notes

CMA MICHIGAN MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Michigan               $   460    Michigan Higher Education Facilities Authority, Limited Obligation
(continued)                       Revenue Bonds (Davenport College of Business Project), VRDN,
                                  1.20% due 3/01/2027 (c) ................................................................   $   460
                                  Michigan Municipal Bond Authority Revenue Bonds:
                         5,935        Series B-1, 3% due 7/02/2003 .......................................................     5,956
                         5,000        Series B-2, 3% due 7/02/2003 .......................................................     5,018
                        13,600        Series C-1, 2.25% due 8/22/2003 ....................................................    13,655
                        14,500        Series C-2, 2.25% due 8/22/2003 ....................................................    14,545
                        16,135    Michigan State Building Authority Revenue Bonds, CP, 1.05% due 4/03/2003 ...............    16,135
                         4,000    Michigan State, HDA (Bloomfield Partners), CP, 1.15% due 4/07/2003 .....................     4,000
                                  Michigan State, HDA, Limited Obligation Revenue Bonds, VRDN (c):
                         1,200        (Laurel Valley), TEAMS, 1.25% due 12/01/2007 .......................................     1,200
                         3,900        (Sand Creek Apartments, Phase I Project), AMT, 1.25% due 1/01/2029 .................     3,900
                         2,000        (Woodland Meadows Project), AMT, 1.30% due 3/01/2013 ...............................     2,000
                                  Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
                         1,000        (Genesys Regional Medical), Series A, 5.25% due 10/01/2003 (e) .....................     1,019
                         5,000        MERLOTS, Series K, 1.26% due 11/15/2023 (b)(c) .....................................     5,000
                         5,560        (Mount Clemens Hospital), VRDN, 1.15% due 8/15/2015 (c) ............................     5,560
                        17,400    Michigan State Housing Authority, CP, Series 88A, 1.10% due 5/21/2003 ..................    17,400
                                  Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN (c):
                         2,800        (AACOA Extrusions Inc. Project), AMT, 1.40% due 2/01/2008 ..........................     2,800
                         2,500        (Admiral Broach Company Inc. Project), AMT, 1.45% due 11/01/2011 ...................     2,500
                         1,500        (Artex Label & Graphics), AMT, 1.37% due 12/01/2022 ................................     1,500
                         2,300        (Automatic Handling Inc. Project), AMT, 1.29% due 7/01/2009 ........................     2,300
                           300        (BBPV Project), AMT, Series A-2, 1.59% due 1/01/2014 ...............................       300
                         1,160        (Baron Drawn Steel), AMT, 1.29% due 12/01/2006 .....................................     1,160
                         2,090        (Biewer of Lansing LLC Project), AMT, 1.35% due 5/01/2019 ..........................     2,090
                         3,785        (C&M Manufacturing Corporation Inc. Project), AMT, 1.55% due 7/01/2014 .............     3,785
                         1,145        (Chambers Enterprises II Project), AMT, 1.35% due 11/01/2018 .......................     1,145
                         1,980        (Cherry Central Co-operative Inc. Project), 1.29% due 11/01/2013 ...................     1,980
                         6,520        (Children's Home--Detroit Project), 1.20% due 8/01/2029 ............................     6,520
                         3,595        (Forest City Technologies), AMT, 1.29% due 9/01/2015 ...............................     3,595
                         2,610        (Genesee Packaging Inc. Project), AMT, 1.37% due 9/01/2011 .........................     2,610
                         2,700        (Glastender Inc. Project), AMT, 1.40% due 12/01/2010 ...............................     2,700
                         3,200        (Golden Keys Development LLC Project), AMT, 1.34% due 3/01/2018 ....................     3,200
                         4,500        (Graphic Enterprises Inc. Project), AMT, 1.40% due 9/01/2014 .......................     4,500
                           580        (Hercules Drawn Steel Project), AMT, 1.35% due 8/01/2006 ...........................       580
                         9,000        (Hi-Lex Controls Inc. Project), AMT, 1.35% due 10/01/2021 ..........................     9,000
                           900        (Inalfa-Hollandia Inc. Project), AMT, 1.35% due 5/01/2016 ..........................       900
                         2,000        (Ingersoll CM Systems Inc. Project), AMT, 1.40% due 12/01/2011 .....................     2,000
                         3,400        (Karmann Technology Development LLC Project), AMT, 1.35% due 12/01/2032 ............     3,400
                         3,540        (Karona Inc. Project), AMT, 1.29% due 12/01/2015 ...................................     3,540

CMA MICHIGAN MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)        (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Michigan                          Michigan State Strategic Fund, Limited Obligation Revenue Bonds, VRDN (c):
(concluded)                       (concluded)
                       $ 3,200        (Kaumagraph Flint Corporation Project), AMT, 1.40% due 11/01/2014 ..................   $ 3,200
                         2,045        (Kerkstra Precast Inc. Project), AMT, 1.30% due 5/01/2025 ..........................     2,045
                         1,600        (Mikden Holdings Project), AMT, 1.40% due 6/01/2021 ................................     1,600
                         1,720        (Monarch Hydraulics Inc. Project), AMT, 1.30% due 7/01/2016 ........................     1,720
                         2,000        (Morrell Inc. Project), AMT, 1.35% due 5/01/2022 ...................................     2,000
                         1,300        (Norbert Industries Inc. Project), AMT, 1.39% due 4/01/2006 ........................     1,300
                           580        (Northern Pure Ice Co. Project), AMT, 1.39% due 3/01/2015 ..........................       580
                           705        (Nuvar Properties LLC Project), AMT, 1.30% due 7/01/2026 ...........................       705
                         2,300        (Park Realty LLC), AMT, Series A, 1.30% due 9/01/2026 ..............................     2,300
                         1,500        (Pioneer Labs Inc. Project), AMT, 1.25% due 9/01/2012 ..............................     1,500
                         6,155        (Pioneer Metal Finishing Project), AMT, 1.24% due 11/01/2008 .......................     6,155
                         3,300        (Richwood Industries Inc. Project), AMT, 1.40% due 9/01/2030 .......................     3,300
                         4,610        (Riverwalk Properties LLC Project), AMT, 1.35% due 8/01/2021 .......................     4,610
                           810        (TEI Investments LLC), AMT, 1.35% due 2/01/2022 ....................................       810
                         3,700        (Universal Forest Products Project), AMT, 1.37% due 12/01/2022 .....................     3,700
                         2,000        (Universal Leasing Inc. Project), AMT, 1.40% due 11/01/2016 ........................     2,000
                         1,700        (Vector Investments LLC Project), AMT, 1.39% due 2/01/2020 .........................     1,700
                         2,060        (Veri-Tek International Corporation Project), AMT, 1.35% due 4/01/2026 .............     2,060
                         2,000        (WDKK Development LLC Project), AMT, 1.35% due 1/01/2024 ...........................     2,000
                           300        (Whitehall Industries), AMT, Series A-6, 1.59% due 1/01/2014 .......................       300
                         3,000        (Zuckero Investment Company Inc. Project), AMT, 1.40% due 8/01/2015 ................     3,000
                                  Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds,
                                  VRDN (c):
                           600        (Consumers Power Company Project), Series A, 1.15% due 6/15/2010 (d) ...............       600
                           700        (Grandview Plaza Project), AMT, 1.29% due 12/15/2010 ...............................       700
                           195        (Park Village Pines Project), 1.20% due 5/01/2006 ..................................       195
                        12,650    Michigan State University, General Revenue Bonds, FLOATS, VRDN, Series A2,
                                  1.10% due 8/15/2022 (c) ................................................................    12,650
                        14,995    Municipal Securities Trust Certificates, Revenue Refunding Bonds, VRDN,
                                  Series 2001-166, Class A, 1.20% due 12/15/2021 (a)(c) ..................................    14,995
                         1,265    Muskegon County, Michigan, Economic Development Corporation,
                                  Limited Obligation Revenue Refunding Bonds (Baker College), VRDN,
                                  1.22% due 12/01/2021 (c) ...............................................................     1,265
                                  Oakland County, Michigan, Economic Development Corporation, Limited
                                  Obligation Revenue Bonds, VRDN, AMT (c):
                         2,800        (Schain Mold & Engineering), 1.40% due 4/01/2021 ...................................     2,800
                         3,600        (V&M Corporation Project), 1.40% due 9/01/2018 .....................................     3,600
                         2,700    Rockford, Michigan, IDR, Limited Obligation (Alloy Exchange Project), VRDN,
                                  AMT, 1.40% due 9/01/2019 (c) ...........................................................     2,700
                         5,420    Saginaw County, Michigan, Economic Development Corporation Revenue
                                  Bonds (Al-Fe Heat Treating Project), VRDN, AMT, 1.29% due 2/01/2010 (c) ................     5,420
                           160    Wyoming, Michigan, Economic Development Corporation, Revenue Refunding
                                  Bonds (Family One Inc. Project), VRDN, AMT, 1.30% due 11/01/2019 (c) ...................       160
------------------------------------------------------------------------------------------------------------------------------------

CMA MICHIGAN MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
                        Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--          $ 8,000    Government Development Bank of Puerto Rico, CP, 1.08% due 6/19/2003 ...................   $  8,000
2.6%                     1,000    Puerto Rico Commonwealth TRAN, 2.50% due 7/30/2003 ....................................      1,003
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost--$338,028*)--96.8% ............................................    338,028

                                  Other Assets Less Liabilities--3.2% ...................................................     11,221
                                                                                                                            --------
                                  Net Assets--100.0% ....................................................................   $349,249
                                                                                                                            ========
====================================================================================================================================

(a)   FSA Insured.
(b)   MBIA Insured.
(c) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(d)   AMBAC Insured.
(e)   Escrowed to maturity.
*     Cost for Federal income tax purposes.

See Notes to Financial Statements.

CMA MICHIGAN MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
--------------------------------------------------------------------------------

Assets:
Investments, at value (identified cost--$338,027,573) ...................................                             $ 338,027,573
Cash ....................................................................................                                    82,363
Receivables:
  Securities sold .......................................................................         $ 9,603,718
  Interest ..............................................................................           1,161,835            10,765,553
                                                                                                  -----------
Prepaid registration fees and other assets ..............................................                                   609,800
                                                                                                                      -------------
Total assets ............................................................................                               349,485,289
                                                                                                                      -------------
Liabilities:
Payables:
  Investment adviser ....................................................................             148,675
  Distributor ...........................................................................              55,375               204,050
                                                                                                  -----------
Accrued expenses ........................................................................                                    32,378
                                                                                                                      -------------
Total liabilities .......................................................................                                   236,428
                                                                                                                      -------------
Net Assets ..............................................................................                             $ 349,248,861
                                                                                                                      =============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized ..............................................................................                             $  34,933,491
Paid-in capital in excess of par ........................................................                               314,364,498
Accumulated realized capital losses--net ................................................                                   (49,128)
                                                                                                                      -------------
Net Assets--Equivalent to $1.00 per share based on 349,334,910 shares of
beneficial interest outstanding .........................................................                             $ 349,248,861
                                                                                                                      =============

See Notes to Financial Statements.

CMA MICHIGAN MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

Investment Income:
Interest and amortization of premium and discount earned ..........................                                      $ 5,355,232

Expenses:
Investment advisory fees ..........................................................             $ 1,739,621
Distribution fees .................................................................                 426,827
Accounting services ...............................................................                  80,895
Professional fees .................................................................                  55,445
Transfer agent fees ...............................................................                  46,517
Registration fees .................................................................                  17,248
Printing and shareholder reports ..................................................                  14,957
Custodian fees ....................................................................                  10,021
Pricing fees ......................................................................                   9,316
Trustees' fees and expenses .......................................................                   3,363
Other .............................................................................                  12,104
                                                                                                -----------
Total expenses ....................................................................                                        2,416,314
                                                                                                                         -----------
Investment income--net ............................................................                                        2,938,918
Realized Gain on Investments--Net .................................................                                            1,724
                                                                                                                         -----------
Net Increase in Net Assets Resulting from Operations ..............................                                      $ 2,940,642
                                                                                                                         ===========

See Notes to Financial Statements.

CMA MICHIGAN MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  For the Year Ended March 31,
                                                                                            ---------------------------------------
Increase (Decrease) in Net Assets:                                                                2003                    2002
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net .............................................................        $     2,938,918         $     6,752,576
Realized gain on investments--net ..................................................                  1,724                      --
                                                                                            ---------------         ---------------
Net increase in net assets resulting from operations ...............................              2,940,642               6,752,576
                                                                                            ---------------         ---------------
Dividends to Shareholders:
Dividends to shareholders from investment income--net ..............................             (2,938,918)             (6,752,576)
                                                                                            ---------------         ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ...................................................          1,412,080,997           1,536,064,011
Value of shares issued to shareholders in reinvestment of dividends ................              2,938,776               6,752,725
                                                                                            ---------------         ---------------
                                                                                              1,415,019,773           1,542,816,736
Cost of shares redeemed ............................................................         (1,426,330,732)         (1,574,202,239)
                                                                                            ---------------         ---------------
Net decrease in net assets derived from beneficial interest transactions ...........            (11,310,959)            (31,385,503)
                                                                                            ---------------         ---------------
Net Assets:
Total decrease in net assets .......................................................            (11,309,235)            (31,385,503)
Beginning of year ..................................................................            360,558,096             391,943,599
                                                                                            ---------------         ---------------
End of year ........................................................................        $   349,248,861         $   360,558,096
                                                                                            ===============         ===============

See Notes to Financial Statements.

CMA MICHIGAN MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following per share data and ratios have been derived                          For the Year Ended March 31,
from information provided in the financial statements.        ---------------------------------------------------------------------

Increase (Decrease) in Net Asset Value:                          2003            2002          2001          2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ......................     $    1.00       $    1.00     $    1.00     $    1.00       $    1.00
                                                              ---------       ---------     ---------     ---------       ---------
Investment income--net ..................................           .01             .02           .03           .03             .03
Realized gain (loss) on investments--net ................            --+             --            --+           --+             --+
                                                              ---------       ---------     ---------     ---------       ---------
Total from investment operations ........................           .01             .02           .03           .03             .03
                                                              ---------       ---------     ---------     ---------       ---------
Less dividends from investment income--net ..............          (.01)           (.02)         (.03)         (.03)           (.03)
                                                              ---------       ---------     ---------     ---------       ---------
Net asset value, end of year ............................     $    1.00       $    1.00     $    1.00     $    1.00       $    1.00
                                                              =========       =========     =========     =========       =========
Total Investment Return .................................           .85%           1.74%         3.47%         2.86%           2.78%
                                                              =========       =========     =========     =========       =========
Ratios to Average Net Assets:
Expenses ................................................           .69%            .70%          .70%          .70%            .71%
                                                              =========       =========     =========     =========       =========
Investment income--net ..................................           .84%           1.77%         3.40%         2.81%           2.72%
                                                              =========       =========     =========     =========       =========
Supplemental Data:
Net assets, end of year (in thousands) ..................     $ 349,249       $ 360,558     $ 391,944     $ 360,334       $ 393,612
                                                              =========       =========     =========     =========       =========

+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

CMA MICHIGAN MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

CMA Michigan Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses -- Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.

(g) Reclassification -- Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $36,921 have been reclassified between paid-in capital in excess of par and accumulated net investment loss. This reclassification has no effect on net assets or net asset value per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average

CMA MICHIGAN MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

daily net assets in excess of $500 million but not exceeding $1 billion; and ..375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2003, the Fund reimbursed FAM $7,226 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:

--------------------------------------------------------------------------------
                                                    3/31/2003          3/31/2002
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt
    income ...............................         $2,938,918         $6,752,576
                                                   ----------         ----------
Total distributions ......................         $2,938,918         $6,752,576
                                                   ==========         ==========
--------------------------------------------------------------------------------

As of March 31, 2003, there were no significant differences between the book and tax components of net assets.

5. Capital Loss Carryforward:

On March 31, 2003, the Fund had a net capital loss carryforward of $49,128, of which $32,532 expires in 2005, $6,574 expires in 2006, $5,068 expires in 2008 and $4,954 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

CMA MICHIGAN MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of CMA Michigan Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Michigan Municipal Money Fund as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Michigan Municipal Money Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2003

CMA MICHIGAN MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

All of the net investment income distributions paid by CMA Michigan Municipal Money Fund of CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

CMA MICHIGAN MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios      Other
                                                                                                           in Fund     Director-
                             Position(s)  Length                                                           Complex       ships
                                Held      of Time                                                        Overseen by    Held by
Name, Address & Age           with Fund   Served      Principal Occupation(s) During Past 5 Years          Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
====================================================================================================================================
Terry K. Glenn*               President   1999 to     President and Chairman of Merrill Lynch             118 Funds         None
P.O. Box 9011                 and         present     Investment Managers, L.P. ("MLIM")/Fund Asset    162 Portfolios
Princeton, NJ 08543-9011      Trustee     and 1997    Management, L.P. ("FAM")--Advised Funds since
Age: 62                                   to present  1999; Chairman (Americas Region) of MLIM from
                                                      2000 to 2002; Executive Vice President of MLIM
                                                      and FAM (which terms as used herein include
                                                      their corporate predecessors) from 1983 to 2002;
                                                      President of FAM Distributors, Inc. ("FAMD") from
                                                      1986 to 2002 and Director thereof from 1991 to
                                                      2002; Executive Vice President and Director of
                                                      Princeton Services, Inc. ("Princeton Services")
                                                      from 1993 to 2002; President of Princeton
                                                      Administrators, L.P. from 1989 to 2002; Director
                                                      of Financial Data Services, Inc. from 1985 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
      As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
====================================================================================================================================
Ronald W. Forbes              Trustee     1988 to     Professor Emeritus of Finance, School of             45 Funds     None
P.O. Box 9095                             present     Business, State University of New York at         51 Portfolios
Princeton, NJ 08543-9095                              Albany since 2000 and Professor thereof from
Age: 62                                               1989 to 2000; International Consultant,
                                                      Urban Institute from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery         Trustee     1994 to     Professor, Harvard Business School since 1989;      45 Funds     Unum-
P.O. Box 9095                             present     Director, Unum Provident Corporation since 1990;  51 Portfolios  Provident
Princeton, NJ 08543-9095                              Director, Newell Rubbermaid, Inc. since 1995.                    Corporation;
Age: 50                                                                                                                Newell
                                                                                                                       Rubbermaid,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Charles C. Reilly             Trustee     1990 to     Self-employed financial consultant since 1990.      45 Funds     None
P.O. Box 9095                             present                                                       51 Portfolios
Princeton, NJ 08543-9095
Age: 71
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. Ryan                 Trustee     1992 to     Founder and Director Emeritus of The Boston         45 Funds     None
P.O. Box 9095                             present     University Center for the Advancement of Ethics   51 Portfolios
Princeton, NJ 08543-9095                              and Character; Professor of Education at Boston
Age: 70                                               University from 1982 to 1999 and Professor
                                                      Emeritus since 1999.
------------------------------------------------------------------------------------------------------------------------------------

CMA MICHIGAN MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios      Other
                                                                                                           in Fund     Director-
                             Position(s)  Length                                                           Complex       ships
                                Held      of Time                                                        Overseen by    Held by
Name, Address & Age           with Fund   Served*     Principal Occupation(s) During Past 5 Years          Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
====================================================================================================================================
Roscoe S. Suddarth            Trustee     2000 to     President, Middle East Institute from 1995 to       45 Funds     None
P.O. Box 9095                             present     2001; Foreign Service Officer, United States      51 Portfolios
Princeton, NJ 08543-9095                              Foreign Service from 1961 to 1995; Career
Age: 67                                               Minister from 1989 to 1995; Deputy Inspector
                                                      General, U.S. Department of State from 1991 to
                                                      1994; U.S. Ambassador to the Hashemite Kingdom
                                                      of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West               Trustee     1988 to     Dean Emeritus of New York University, Leonard N.    45 Funds     Bowne & Co.,
P.O. Box 9095                             present     Stern School of Business Administration           51 Portfolios  Inc.; Vornado
Princeton, NJ 08543-9095                              since 1994.                                                      Operating
Age: 65                                                                                                                Company;
                                                                                                                       Vornado
                                                                                                                       Realty Trust;
                                                                                                                       Alexander's,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Zinbarg             Trustee     2000 to     Self-employed financial consultant since 1994.      45 Funds     None
P.O. Box 9095                             present                                                       51 Portfolios
Princeton, NJ 08543-9095
Age: 68

------------------------------------------------------------------------------------------------------------------------------------
*     The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                             Position(s)  Length
                                Held      of Time
Name, Address & Age           with Fund   Served*     Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
====================================================================================================================================
Donald C. Burke               Vice        1993 to     First Vice President of FAM and MLIM since 1997 and Treasurer thereof
P.O. Box 9011                 President   present     since 1999; Senior Vice President and Treasurer of Princeton Services since
Princeton, NJ 08543-9011      &           and         1999; Vice President of FAMD since 1999; Director of MLIM Taxation
Age: 42                       Treasurer   1999 to     since 1990.
                                          present
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Jacob              Senior      2002 to     Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011                 Vice        present     of MLIM from 1997 to 2000.
Princeton, NJ 08543-9011      President
Age: 51
------------------------------------------------------------------------------------------------------------------------------------
John M. Loffredo              Senior      2002 to     Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011                 Vice        present     of MLIM from 1998 to 2000.
Princeton, NJ 08543-9011      President
Age: 39
------------------------------------------------------------------------------------------------------------------------------------

CMA MICHIGAN MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)
--------------------------------------------------------------------------------

                             Position(s)  Length
                                 Held     of Time
Name, Address & Age           with Fund   Served*     Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers (concluded)
====================================================================================================================================
Phillip S. Gillespie          Secretary   2000 to     First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                             present     from 2000 to 2001; Vice President of MLIM from 1999 to 2000 and Attorney
Princeton, NJ 08543-9011                              associated with MLIM since 1998; Assistant General Counsel of Chancellor LGT
Age: 39                                               Asset Management, Inc. from 1997 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
*     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210+

+ For inquiries regarding
  your CMA account, call
  800-CMA-INFO or
  800-262-4636.

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Michigan Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #16056--3/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Michigan Municipal Money Fund


By: /s/ Terry K. Glenn
    ---------------------------------
    Terry K. Glenn,
    President of
    CMA Michigan Municipal Money Fund

Date: May 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ---------------------------------
    Terry K. Glenn,
    President of
    CMA Michigan Municipal Money Fund

Date: May 21, 2003


By: /s/ Donald C. Burke
    ---------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA Michigan Municipal Money Fund

Date: May 21, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.